UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143

Eaton Vance National Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance National Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.7%

Principal Amount (000’s omitted)	Security	Value
Education — 6.5%
$1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,078,110
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,564,165
		$3,642,275
Electric Utilities — 0.9%
$500	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$502,745
		$502,745
Escrowed/Prerefunded — 4.0%
$500	Stoneybrook West, FL, Community Development District, Escrowed to 5/1/10, 7.00%, 5/1/32	$539,550
1,500	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,697,775
		$2,237,325
Health Care-Miscellaneous — 0.6%
$140	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$140,080
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	188,454
		$328,534
Hospital — 16.8%
$515	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	$488,009
275	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	274,631
365	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	361,459
175	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	174,384
350	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	304,696
210	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	203,232
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/32	1,900,280
2,500	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36(1)	2,534,775
315	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	307,689
635	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	621,576
1,000	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	885,040
1,400	West Orange, FL, Health Care District, 5.80%, 2/1/31	1,418,830
		$9,474,601
Housing — 10.4%
$330	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$267,663
2,000	Delaware Housing Authority, (Senior Single Family Mortgage Revenue), (AMT), 5.30%, 1/1/49	1,758,080
505	Escambia County, FL, Housing Finance Authority, Single Family Mortgage Revenue, (Multi-County Program), (AMT), 5.50%, 10/1/31	474,831
455	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	507,462
1,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	894,550
710	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	639,987
1,500	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,325,745
		$5,868,318

Industrial Development Revenue — 19.7%
$1,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$941,450
702	Broward County, FL, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	656,919
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	909,141
1,055	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	694,084
875	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	620,393
1,000	Gulf Coast Waste Disposal Authority, TX, (Valero Energy Corp.), 5.60%, 4/1/32	893,420
1,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	805,200
2,250	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	2,279,295
1,000	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	981,890
280	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	222,020
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	365,274
2,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,728,480
		$11,097,566
Insured-Education — 1.3%
$735	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$732,405
		$732,405
Insured-Electric Utilities — 2.7%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34(2)	$1,520,848
		$1,520,848
Insured-Escrowed/Prerefunded — 4.5%
$650	Dade County, FL, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$701,109
1,844	Tampa Bay, FL, Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(1)	1,867,899
		$2,569,008
Insured-General Obligations — 10.0%
$1,500	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(3)	$1,477,215
1,500	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(4)(5)	1,781,130
5,040	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	2,408,515
		$5,666,860
Insured-Hospital — 19.5%
$2,500	Illinois Finance Authority, (Rush University Medical Center), (MBIA), 5.25%, 11/1/35	$2,345,275
3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	3,261,992
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,022,400
1,000	Maricopa County, AZ, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,002,830
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,383,388
		$11,015,885
Insured-Housing — 1.8%
$1,100	Broward County, FL, Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,017,236
		$1,017,236
Insured-Lease Revenue/Certificates of Participation — 8.2%
$1,585	Newberry, SC, (Newberry County School District), (AGC), 5.00%, 12/1/30	$1,593,496
3,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38(1)	3,031,890
		$4,625,386
Insured-Other Revenue — 0.8%
$425	Kentucky Economic Development Finance Authority, (Louisville Arena Project), (AGC), 6.00%, 12/1/33(6)	$434,078
		$434,078

Insured-Special Tax Revenue — 10.7%
$670	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$608,930
690	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	691,263
3,040	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/35	638,917
5,000	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/38	869,250
5,610	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/40	852,383
14,850	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,063,111
2,535	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	331,984
5,030	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	620,702
3,165	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	367,140
		$6,043,680
Insured-Transportation — 15.4%
$1,960	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, (FSA), 5.00%, 11/1/34	$1,991,595
670	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	615,797
240	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	241,373
200	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	201,272
2,100	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	2,137,443
3,870	Miami-Dade County, FL, Aviation Revenue (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,518,217
		$8,705,697
Insured-Water and Sewer — 17.9%
$3,750	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/33(1)	$3,767,288
1,000	Emerald Coast, FL, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	921,040
85	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38	85,377
3,250	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	3,264,430
640	Miami Beach, FL, Storm Water, (FGIC), 5.375%, 9/1/30	640,435
280	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	258,602
1,156	Tampa Bay, FL, Water Utility System, (FGIC), 4.75%, 10/1/27(1)	1,149,862
		$10,087,034
Nursing Home — 1.8%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$266,020
735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	736,838
		$1,002,858
Other Revenue — 4.3%
$16,500	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$780,450
1,000	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	833,730
1,000	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	832,950
		$2,447,130
Special Tax Revenue — 14.6%
$85	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$85,042
500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	477,135
240	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	232,020
205	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	191,935
355	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	279,126
310	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	311,225
230	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	211,931
340	New River, FL, Community Development District (Capital Improvements), 5.00%, 5/1/13	301,873
140	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	96,093
340	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	261,922
595	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	595,589
985	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	762,439
475	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	410,851
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	602,064
990	Tisons Landing, FL, Community Development District, 5.625%, 5/1/37	688,317
740	University Square, FL, Community Development District, 6.75%, 5/1/20	755,355
685	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	707,105
175	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	155,549
1,270	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,094,245
		$8,219,816

Transportation — 4.3%
$1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	$985,790
1,500	North Texas Tollway Authority Revenue, 5.75%, 1/1/38	1,452,405
		$2,438,195
Total Tax-Exempt Investments — 176.7% (identified cost $103,525,106)		$99,677,480
Other Assets, Less Liabilities — (41.0)%		$(23,124,896)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (35.7)%		$(20,156,193)
Net Assets Applicable to Common Shares — 100.0%		$56,396,391

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Financial Group, Inc.
AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue

At August 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

Florida	26.3%
Others, representing less than 10% individually	73.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 52.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 21.6% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,781,130 or 3.2% of the Trust’s net assets applicable to common shares.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(6)	When-issued security.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	60 U.S. Treasury Bond	Short	(7,059,165)	$(7,038,750)	$20,415

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$2,475,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008 / September 28, 2038	$(60,160)
Merrill Lynch Capital Services, Inc.	3,975,000	5.065	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(107,652)
Morgan Stanley Capital Services, Inc.	1,500,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008 / September 10, 2038	(144,164)
					$(311,976)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,882,512
Gross unrealized appreciation	$1,173,419
Gross unrealized depreciation	(4,563,451)
Net unrealized depreciation	$(3,390,032)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$20,415
Level 2	Other Significant Observable Inputs	99,677,480	(311,976)
Level 3	Significant Unobservable Inputs	—	—
Total		$99,677,480	$(291,561)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract.  Future cash flows are discounted to their present value using swap curves provided  by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008